CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash			$ 415
Accounts receivable			100,000
Inventory, net		369	369
Prepaid expenses and other assets
TOTAL CURRENT ASSETS		369	100,784
INVESTMENTS		6	6
TOTAL ASSETS		375	100,790
CURRENT LIABILITIES
Accounts payable and accrued expenses		561,378	402,681
Advances, related party		108,878	98,146
TOTAL LIABILITIES		670,256	500,827
SHAREHOLDERS' (DEFICIT)
Allocation shares, 1,000 shares issued and outstanding		1,000	1,000
Common Shares, 500,000,000 shares authorized, 3,115,500 shares issued and outstanding as of June 30, 2017 and December 31, 2016		7	7
Additional Paid In Capital		14,999	14,999
Accumulated (Deficit)		(685,887)	(416,043)
TOTAL SHAREHOLDERS' (DEFICIT)		(669,881)	(400,037)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)		$ 375	$ 100,790
As Restated [Member]
Current Assets
Cash	$ 169,241
Accounts receivable	300,323
Inventory, net	562,101
Prepaid expenses and other assets	321,634
TOTAL CURRENT ASSETS	1,353,299
Fixed Assets, net of accumulated depreciation of $450,000 as of June 30, 2017	6,539,012
Financing costs, net of accumulated amortization	191,773
Other assets	85,697
INVESTMENTS
TOTAL ASSETS	8,169,781
CURRENT LIABILITIES
Accounts payable and accrued expenses	966,627
Advances, related party	112,646
Promissory note	1,025,000
Uncertain tax liability	130,000
Current deferred tax liability	91,000
Current portion of capital lease obligation	380,569
TOTAL CURRENT LIABILITIES	2,705,842
Vesting note payable	1,875,000
Non-current deferred tax liability	1,784,323
Capital lease obligation, net of current portion	2,809,915
TOTAL LIABILITIES	9,175,080
SHAREHOLDERS' (DEFICIT)
Allocation shares, 1,000 shares issued and outstanding	1,000
Common Shares, 500,000,000 shares authorized, 3,115,500 shares issued and outstanding as of June 30, 2017 and December 31, 2016	3,115
Additional Paid In Capital	11,891
Accumulated (Deficit)	(747,609)
TOTAL SHAREHOLDERS' (DEFICIT)	(731,603)
NONCONTROLLING INTERESTS	(273,696)
TOTAL EQUITY (DEFICIT)	(1,005,299)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)	$ 8,169,781